Note 2 - Allowance for Credit Losses	9 Months Ended
Sep. 30, 2020
Notes
Note 2 - Allowance for Credit Losses

Note 2 – Allowance for Credit Losses

The allowance for credit losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. Management estimates and evaluates the allowance for credit losses by utilizing an open pool loss rate method on collectively evaluated loans with similar risk characteristics in pools, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting date. This historical loss rate is then adjusted by macroeconomic forecast and other qualitative factors, as appropriate, to fully reflect the Company’s expected losses in its loan portfolio. The Company’s allowance for credit losses recorded in the balance sheet reflects management’s best estimate within the range of expected credit losses.

The Company calculates an expected credit loss by utilizing a snapshot of each specific loan segment at a point in history and tracing that segment’s performance until charge-offs were mostly exhausted for that particular segment. Charge-offs in subsequent periods are aggregated to derive an unadjusted lifetime historical charge-off rate by segment. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for credit losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company performs a correlation analysis between macroeconomic factors and prior charge-offs for the following macroeconomic factors: Annual Unemployment Rates, Real Gross Domestic Product, Consumer Price Index (CPI), and US National Home Price Index (HPI). To evaluate the overall adequacy of our allowance for credit losses, we consider the level of loan receivables, historical loss trends, loan delinquency trends, bankruptcy trends and overall economic conditions. Such allowance is, in the opinion of Management, sufficiently adequate for expected losses in the current loan portfolio. As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management disaggregates the Company’s loan portfolio by loan segment when evaluating loan performance and calculating the allowance for credit losses. Although most loans are similar in nature, the Company concluded that based on variations in loss experience (severity and duration) driven by product and customer type it is most relevant to segment the portfolio by loan product consisting of five different segments: live checks, premier loans, other consumer loans, real estate loans, and sales finance contracts.

The total segments are monitored for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules, which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on graded delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts qualify for return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on an interest-bearing loan when it is less than 60 days past due. There were no loans 60 days or more past due and still accruing interest at September 30, 2020 or December 31, 2019. The Company’s principal balances on non-accrual loans by loan class as of September 30, 2020 and December 31, 2019 are as follows:

Loan Class	September 30, 2020	December 31, 2019

Live Check Consumer Loans	$3,186,029	$4,689,601
Premier Consumer Loans	1,811,288	2,587,373
Other Consumer Loans	17,923,487	26,509,178
Real Estate Loans	1,354,827	1,259,471
Sales Finance Contracts	2,959,281	2,301,970
Total	$27,234,912	$37,347,593

An age analysis of principal balances on past due loans, segregated by loan class, as of September 30, 2020 and December 31, 2019 follows:

September 30, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$1,938,335	$1,050,044	$1,962,772	$4,951,151
Premier Loans	970,268	511,941	1,026,313	2,508,522
Other Consumer Loans	12,639,719	6,357,375	14,555,950	33,553,044
Real Estate Loans	570,270	318,770	1,370,730	2,259,770
Sales Finance Contracts	1,871,930	1,055,581	2,128,285	5,055,796
Total	$17,990,522	$9,293,711	$21,044,050	$48,328,283

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,089,313	$1,576,158	$3,079,737	$6,745,208
Premier Loans	1,174,364	791,218	1,216,080	3,181,662
Other Consumer Loans	16,309,594	9,251,491	20,675,879	46,236,964
Real Estate Loans	900,373	339,977	1,592,069	2,832,419
Sales Finance Contractss	1,691,694	754,381	1,755,318	4,201,393
Total	$22,165,338	$12,713,225	$28,319,083	$63,197,646

While delinquency rating analysis is the primary credit quality indicator, we also consider the ratio of bankrupt accounts to the total loan portfolio in evaluating whether any qualitive adjustments were necessary to the allowance for credit losses. The ratio of bankrupt accounts outstanding to total principal loan balances outstanding as of September 30, 2020 and December 31, 2019 was 1.60% and 2.09%, respectively.

The Company considers the performance of the loan portfolio and its impact on the allowance for credit losses. For each segment in the portfolio, the Company also evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the net balance (principal balance less unearned finance charges and unearned insurance) in consumer and residential loans based on payment activity as of September 30, 2020:

	Payment Performance – Net Balance by Origination Year
	2020(1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$ 66,231	$ 16,918	$ 2,357	$ 290	$ 3	$ -	$ 85,799
Nonperforming	1,934	971	114	9	-	-	3,028
	$ 68,165	$ 17,889	2,471	$ 299	$ 3	$ -	$ 88,827
Premier Loans:
Performing	$ 36,891	$ 28,019	$ 8,044	$ 1,149	$ -	$ -	$ 74,103
Nonperforming	430	898	280	69	-	-	1,677
	$ 37,321	$ 28,917	8,324	$ 1,218	$ -	$ -	$ 75,780

	Payment Performance – Net Balance by Origination Year
	2020(1)	2019	2018	2017	2016	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Other Consumer Loans:
Performing	$ 238,836	$ 124,828	$ 25,457	$ 4,399	$ 770	$ 292	$ 394,582
Nonperforming	5,035	8,071	1,895	263	62	12	15,338
	$ 243,871	$ 132,899	27,352	$ 4,662	$ 832	$ 304	$ 409,920
Real Estate Loans:
Performing	$ 8,324	$ 10,348	$ 7,460	$ 4,161	$ 2,154	$ 3,202	$ 35,649
Nonperforming	144	349	339	224	141	229	1,426
	$ 8,468	$ 10,697	7,799	$ 4,385	$ 2,295	$ 3,431	$ 37,075
Sales Finance Contracts:
Performing	$ 47,508	$ 20,450	$ 6,274	$ 1,071	$ 121	$ 41	$ 75,465
Nonperforming	1,243	735	302	75	21	4	2,380
	$ 48,751	$ 21,185	6,576	$ 1,146	$ 142	$ 45	$ 77,845

(1) Includes loans originated during the nine-months ended September 30, 2020.

Due to the composition of the loan portfolio, the Company determines and monitors the allowance for credit losses on a portfolio segment basis. As of September 30, 2020, a historical look back period of five quarters was utilized for live checks; six quarters for other consumer loans, premier loans, and sales finance contracts; and a look back period of five years was utilized for real estate loans. Expected look back periods are determined based on analyzing the history of each segment’s snapshot at a point in history and tracing performance until charge-offs are mostly exhausted. The Company addresses seasonality primarily through the use of an average in quarterly historical loss rates over a 4-quarter snapshot time span instead of using one specific snapshot quarter’s historical loss rates.

In response to the COVID-19 pandemic, the Company developed a payment modification program for past due accounts. The payment modifications program ran from April 1st through May 31, 2020 with $70.6 million net balances modified. As of September 30, 2020, $12.0 million in net balances have not made a payment since the modified due date or are currently greater than 30 days past due. A similar COVID-19 payment modification program was offered during the month of September 2020 with $6.8 million of net balances modified. As a result of the continued impact of COVID-19 pandemic, COVID-19 loan payment modification programs and uncertainty of federal relief programs, the Company calculated an incremental allowance for credit losses. The Company maintains an incremental $1.0 million qualitative adjustment to the allowance for credit losses for the COVID-19 pandemic.

The Company implemented a quantitative decision matrix for Sales Finance Contract applications in February 2020. A subset of loans originated from February through June 2020 were identified to have approvals that were inconsistent with historical subjective decisions to extend credit. The quantitative decision matrix was updated effective July 1, 2020. Decision matrix changes introduced on July 1st resulted in originations with lower credit loss risk customers. We will continue to closely monitor originations made under the updated decision matrix. A $0.5 million qualitative adjustment to the allowance for credit loss was provided to account for the incremental risk on the February to June originations.

Segmentation of the portfolio began with the adoption of ASC 326 on January 1, 2020. The following table provides additional information on our allowance for credit losses based on a collective evaluation.

	Three Months Ended September 30, 2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at June 30, 2020	$8,583	$4,722	$39,019	$240	$6,202	$58,766
Provision for Credit Losses	3,374	775	6,076	12	580	10,817
Charge-offs	(2,692)	(795)	(8,018)	(12)	(854)	(12,371)
Recoveries	657	150	3,227	2	232	4,268
Ending Balance	$9,922	$4,852	$40,304	$242	$6,160	$61,480

	Nine Months Ended September 30, 2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$-	$-	$-	$-	$-	$53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$8,177	$4,121	$39,180	$169	$3,511	$55,158
Provision for Credit Losses	8,769	3,958	23,933	90	4,768	41,518
Charge-offs	(9,163)	(3,576)	(32,968)	(24)	(2,781)	(48,512)
Recoveries	2,139	349	10,159	7	662	13,316
Ending Balance	$9,922	$4,852	$40,304	$242	$6,160	$61,480

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30,2019	September 30, 2020	September 30, 2019
Allowance for Credit Losses:
Beginning Balance	$ 58,766,403	$ 46,000,000	$ 53,000,000	$ 43,000,000
Impact of adopting ASC 326	-	-	2,158,161
Provision for credit losses	10,814,520	15,276,415	41,516,788	39,784,720
Charge-offs	(12,370,618)	(17,191,431)	(48,512,355)	(46,918,301)
Recoveries	4,269,243	4,415,016	13,316,954	12,633,581
Ending balance; collectively evaluated for impairment	$ 61,479,548	$ 48,500,000	$ 61,479,548	$ 48,500,000

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30,2019	September 30, 2020	September 30, 2019

Finance Receivables Ending Balance	$ 855,306,960	$ 795,961,852	$ 855,306,960	$ 795,961,852

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/or reductions in the amount owed by the borrower. The following table presents a summary of loans that were restructured during the three months ended September 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	493	$884,141	$858,806
Premier Consumer Loans	131	862,989	824,689
Other Consumer Loans	2,669	10,249,680	9,781,560
Real Estate Loans	7	136,663	127,506
Sales Finance Contracts	186	991,288	954,761
Total	3,486	$13,124,761	$12,547,322

The following table presents a summary of loans that were restructured during the three months ended September 30, 2019.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,891	$14,728,552	$14,165,603
Real Estate Loans	17	166,560	166,560
Sales Finance Contracts	244	834,043	791,130
Total	5,152	$15,729,155	$15,123,293

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2020.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Live Check Consumer Loans	1,611	$2,704,218	$2,627,431
Premier Consumer Loans	356	2,363,227	2,277,349
Other Consumer Loans	8,368	29,643,212	27,807,993
Real Estate Loans	30	370,852	360,893
Sales Finance Contracts	558	2,532,994	2,422,124
Total	10,923	$37,614,503	$35,495,790

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2019.

	Number Of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	13,681	$39,399,828	$37,818,108
Real Estate Loans	35	489,615	487,793
Sales Finance Contracts	616	2,192,823	2,087,154
Total	14,332	$42,082,226	$40,393,055

TDRs that occurred during the twelve months ended September 30, 2020 and subsequently defaulted during the three months ended September 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	210	$323,661
Premier Consumer Loans	23	125,227
Other Consumer Loans	719	1,524,065
Real Estate Loans	1	6,485
Sales Finance Contracts	41	120,058
Total	994	$2,099,496

TDRs that occurred during the twelve months ended September 30, 2019 and subsequently defaulted during the three months ended September 30, 2019 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Consumer Loans	2,070	$3,893,834
Real Estate Loans	-	-
Sales Finance Contracts	64	187,803
Total	2,134	$4,081,637

TDRs that occurred during the twelve months ended September 30, 2020 and subsequently defaulted during the nine months ended September 30, 2020 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Live Check Consumer Loans	790	$1,178,194
Premier Consumer Loans	86	475,673
Other Consumer Loans	2,583	5,274,119
Real Estate Loans	2	8,317
Sales Finance Contracts	161	389,999
Total	3,622	$7,326,302

TDRs that occurred during the twelve months ended September 30, 2019 and subsequently defaulted during the nine months ended September 30, 2019 are listed below.

	Number Of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,932	$8,811,884
Real Estate Loans	-	-
Sales Finance Contracts	183	466,862
Total	5,115	$9,278,746

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of loan losses.